LOAN HELD-FOR-INVESTMENT, RELATED PARTY (Details Narrative) - CW Machines LLC [Member]	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt instrument interest rate	5.00%	5.00%
Debt Instrument, Maturity Date	Oct. 12, 2026	Oct. 12, 2026